UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)

Alexis Practical Tactical ETF
LEXI (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Alexis Practical Tactical ETF for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at www.lexietf.com. You can also request this information by contacting us at 1-866-LEXI-ETF (1-866-539-4383).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Alexis Practical Tactical ETF	$46	0.85%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$145,607,011
Number of Holdings	37
Net Advisory Fee	$559,497
Portfolio Turnover	9%
30-Day SEC Yield	1.02%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Security Type	(%)
Exchange Traded Funds	82.5%
Common Stocks	12.5%
U.S. Treasury Bills	1.7%
Cash & Other	3.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.lexietf.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Alexis Investment Partners, LLC documents not be householded, please contact Alexis Investment Partners, LLC at 1-866-LEXI-ETF (1-866-539-4383), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Alexis Investment Partners, LLC or your financial intermediary.
Alexis Practical Tactical ETF	PAGE 1	TSR-SAR-53656F425

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Alexis Practical Tactical ETF
(LEXI)
Semi-Annual Financial Statements & Additional Information
November 30, 2025 (Unaudited)

ALEXIS PRACTICAL TACTICAL ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 82.5%
Invesco QQQ Trust Series 1	7,161	$4,434,449
Invesco S&P 500 Equal Weight ETF	26,980	5,167,479
iShares 0-5 Year High Yield Corporate Bond ETF	131,855	5,680,313
iShares Global 100 ETF	58,967	7,480,554
iShares MSCI Emerging Markets ETF	70,344	3,821,086
iShares MSCI International Momentum Factor ETF	155,869	7,542,501
iShares MSCI USA Momentum Factor ETF	29,928	7,489,482
iShares Short Treasury Bond ETF	25,452	2,811,174
JPMorgan Ultra-Short Income ETF	135,434	6,873,276
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	67,934	6,837,557
SPDR Dow Jones Industrial Average ETF Trust	13,609	6,493,943
SPDR Gold Shares(a)	35,287	13,687,122
SPDR S&P MidCap 400 ETF Trust	11,387	6,894,601
State Street Financial Select Sector SPDR ETF	31,495	1,679,628
State Street Industrial Select Sector SPDR ETF	11,254	1,729,627
State Street SPDR S&P Homebuilders ETF	9,021	982,207
VanEck Semiconductor ETF	10,119	3,564,721
Vanguard Dividend Appreciation ETF	31,845	7,090,926
Vanguard Growth ETF	12,455	6,113,412
Vanguard Mega Cap Growth ETF	17,469	7,237,581
Xtrackers MSCI EAFE Hedged Equity ETF	134,144	6,497,935
TOTAL EXCHANGE TRADED FUNDS (Cost $93,019,259)		120,109,574
COMMON STOCKS - 12.5%
Communications - 1.5%
Alphabet, Inc. - Class A	4,436	1,420,319
Meta Platforms, Inc. - Class A	1,257	814,473
		2,234,792
Consumer Discretionary - 2.9%
Home Depot, Inc.	1,431	510,753
Marriott International, Inc. - Class A	3,412	1,039,943
Tesla, Inc.(a)	3,008	1,293,951
TJX Cos., Inc.	9,256	1,406,172
		4,250,819
Financials - 0.8%
Visa, Inc. - Class A	3,501	1,170,874
Industrials - 1.3%
Caterpillar, Inc.	3,142	1,809,038
Materials - 0.6%
Freeport-McMoRan, Inc.	18,837	809,614

The accompanying notes are an integral part of these financial statements.

1

ALEXIS PRACTICAL TACTICAL ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - 5.4%
Apple, Inc.	4,132	$1,152,208
Applied Materials, Inc.	7,381	1,861,857
Cisco Systems, Inc.	6,558	504,573
Microsoft Corp.	2,480	1,220,185
NVIDIA Corp.	11,992	2,122,584
Oracle Corp.	5,180	1,046,101
		7,907,508
TOTAL COMMON STOCKS (Cost $11,424,268)		18,182,645

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 1.7%
4.17%, 01/29/2026(b)	$2,500,000	2,484,412
TOTAL U.S. TREASURY BILLS (Cost $2,483,283)		2,484,412
TOTAL INVESTMENTS - 96.7% (Cost $106,926,810)		$140,776,631
Money Market Deposit Account - 3.1%(c)		4,527,947
Other Assets in Excess of Liabilities - 0.2%		302,433
TOTAL NET ASSETS - 100.0%		$145,607,011

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of November 30, 2025.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of November 30, 2025 was 3.61%.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$120,109,574	$—	$—	$120,109,574
Common Stocks	18,182,645	—	—	18,182,645
U.S. Treasury Bills	—	2,484,412	—	2,484,412
Total Investments	$138,292,219	$2,484,412	$—	$140,776,631

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

ALEXIS PRACTICAL TACTICAL ETF
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$140,776,631
Cash - interest bearing deposit account	4,527,947
Receivable for investments sold	364,999
Dividends receivable	22,025
Interest receivable	15,306
Total assets	145,706,908
LIABILITIES:
Payable to adviser	99,897
Total liabilities	99,897
NET ASSETS	$145,607,011
Net Assets Consists of:
Paid-in capital	$106,373,554
Total distributable earnings	39,233,457
Total net assets	$145,607,011
Net assets	$145,607,011
Shares issued and outstanding(a)	4,086,834
Net asset value per share	$35.63
Cost:
Investments, at cost	$106,926,810

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

3

ALEXIS PRACTICAL TACTICAL ETF
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,139,106
Interest income	199,304
Total investment income	1,338,410
EXPENSES:
Investment advisory fee	559,497
Total expenses	559,497
Net investment income	778,913
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,986,076
Written option contracts expired or closed	164,650
Net realized gain (loss)	3,150,726
Net change in unrealized appreciation (depreciation) on:
Investments	13,449,825
Net change in unrealized appreciation (depreciation)	13,449,825
Net realized and unrealized gain (loss)	16,600,551
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 17,379,464

The accompanying notes are an integral part of these financial statements.

4

ALEXIS PRACTICAL TACTICAL ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$778,913	$888,408
Net realized gain (loss)	3,150,726	1,355,848
Net change in unrealized appreciation (depreciation)	13,449,825	7,302,588
Net increase (decrease) in net assets from operations	17,379,464	9,546,844
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(2,215,497)
Total distributions to shareholders	—	(2,215,497)
CAPITAL TRANSACTIONS:
Creations	36,742,216	30,544,790
Redemptions	(21,748,716)	(7,299,200)
Net increase (decrease) in net assets from capital transactions	14,993,500	23,245,590
Net increase (decrease) in net assets	32,372,964	30,576,937
NET ASSETS:
Beginning of the period	113,234,047	82,657,110
End of the period	$ 145,607,011	$113,234,047
SHARES TRANSACTIONS
Creations	1,110,000	1,010,000
Redemptions	(660,000)	(250,000)
Total increase (decrease) in shares outstanding	450,000	760,000

The accompanying notes are an integral part of these financial statements.

5

ALEXIS PRACTICAL TACTICAL ETF
FINANCIAL HIGHLIGHTS

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,			Period Ended May 31, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$31.14	$28.73	$23.55	$24.33	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.20	0.28	0.38	0.28	0.08
Net realized and unrealized gain (loss) on investments(d)	4.29	2.79	5.15	(0.84)	(0.69)
Total from investment operations	4.49	3.07	5.53	(0.56)	(0.61)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.31)	(0.35)	(0.22)	(0.06)
Net realized gains	—	(0.35)	—	—	—
Total distributions	—	(0.66)	(0.35)	(0.22)	(0.06)
Net asset value, end of period	$35.63	$31.14	$28.73	$23.55	$24.33
Total return(e)	14.43%	10.72%	23.62%	−2.29%	−2.44%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$145,607	$113,234	$82,657	$63,047	$52,727
Ratio of expenses to average net assets(g)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of tax expenses to average net assets(g)	—%	0.00%(h)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(g)	1.18%	0.92%	1.44%	1.18%	0.32%
Portfolio turnover rate(e)(i)	9%	43%	36%	70%	51%

(a)	Inception date of the Fund was June 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

ALEXIS PRACTICAL TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)
1. ORGANIZATION
Alexis Practical Tactical ETF (the “Fund”) is a diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks total return primarily through long-term capital appreciation, with income and capital preservation as secondary objectives.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated Alexis Investment Partners, LLC (“AIP” or the “Adviser”) as the valuation designee of the Fund. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
T-bills are valued in accordance with prices supplied by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated

7

ALEXIS PRACTICAL TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedule of Investments for a summary of the valuations as of November 30, 2025 for the Fund based upon the three levels describe above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
See the Schedule of Investments for hierarchy classification and industry classifications.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Long-term capital gain distributions from investment companies, if any, are classified as realized gains for financial reporting. Discounts and premiums on fixed income securities are accreted or amortized using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.

8

ALEXIS PRACTICAL TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of November 30, 2025, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of November 30, 2025, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund recognized no interest or penalties related to uncertain tax benefits in the 2025 fiscal year. At November 30, 2025, the tax periods for the prior three years are open to examination in the Fund’s major tax jurisdiction.
Indemnification – In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
Derivatives – The Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, the Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. Cash deposits held by the counterparty associated with the Fund’s purchased and written options are presented as deposits at broker on the Statement of Assets and Liabilities. In cases where additional cash is required to be sent to the broker for option transactions, this is presented as due to broker on the Statement of Assets and Liabilities. The Fund’s deposits are monitored by the Adviser and counterparty.
The Fund invests in derivatives in order to protect against a possible decline in the market value of the securities in its portfolio, to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future and as a means of increasing the yield on its assets.
The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the

9

ALEXIS PRACTICAL TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. As of November 30, 2025, the Fund’s derivative instruments are not subject to a master netting arrangement.
The average monthly value outstanding of purchased and written options during the period ended November 30, 2025, were as follows:

Purchased Options	$—
Written Options	$(33,813)

No derivative instruments were held as of November 30, 2025.
The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended November 30, 2025:

	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
	Purchased Options*	Written Options	Purchased Options*	Written Options
Equity Risk Contracts	$ —	$164,650	$ —	$ —

*	Included as a component of Investments on the Fund’s Statement of Operations.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and AIP, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of:
Rate
0.85% on first $250,000,000 on daily net assets;
0.75% on the next $250,000,000 on daily net assets; and
0.65% on daily net assets in excess of $500,000,000
AIP has agreed to pay all expenses of the Fund except the fee paid to AIP under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
At November 30, 2025, 69.88% of the outstanding shares of the Fund were held in separately managed accounts of the Adviser.
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees.

10

ALEXIS PRACTICAL TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
Administrator, Accountant, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the NYSE Arca, Inc. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

11

ALEXIS PRACTICAL TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain
Period ended November 30, 2025	$—	$—
Year ended May 31, 2025	$1,392,936	$822,561

(1)	Ordinary income may include short-term capital gains.
At May 31, 2025, the Fund’s fiscal year end, the components of distributable earnings and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Federal Tax Cost of Investments	$87,896,254
Gross Tax Unrealized Appreciation	$22,539,584
Gross Tax Unrealized Depreciation	(232,142)
Net Tax Unrealized Appreciation (Depreciation)	22,307,442
Undistributed Ordinary Income	56,224
Undistributed Long-Term Gain	—
Other Accumulated Gain (Loss)	(509,673)
Total Distributable Earnings	$21,853,993

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the difference between book-basis and tax-basis on the securities received as a result of the in-kind contribution seeding the Fund and tax basis adjustments on grantor trusts.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses and post-October losses are determined only at the end of each fiscal year. The Fund deferred $509,673 of post October losses for the fiscal year ended May 31, 2025.
6. INVESTMENT TRANSACTIONS
During the fiscal period ended November 30, 2025, the Fund realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

	Realized Gains	Realized Losses
Alexis Practical Tactical ETF	$1,372,490	$(32,971)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the fiscal period ended November 30, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Alexis Practical Tactical ETF	$14,016,794	$10,740,931	$33,329,062	$21,883,985

12

ALEXIS PRACTICAL TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
On January 2, 2026, the Fund paid a distribution to shareholders of record on December 31, 2025, as follows

	Ordinary Income Rate	Ordinary Income Distribution Paid
Alexis Practical Tactical ETF	$ 0.33596	$ 1,389,810.75

Management has evaluated the Fund’s related events and transactions that occurred subsequent to November 30, 2025, through the date of issuance of the Fund’s financial statements. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Fund’s financial statements.

13

ALEXIS PRACTICAL TACTICAL ETF
ADDITIONAL INFORMATION
November 30, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Fund pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory Agreement included in the May 31, 2025 Annual Financial Statements & Additional Information.
TAX INFORMATION
The Fund designated 93.28% of its ordinary income distribution for the year ended May 31, 2025, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the year ended May 31, 2025, 51.67% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except those specified in the Fund’s Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	2/5/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	2/5/26

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	2/5/26

* Print the name and title of each signing officer under his or her signature.